Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Ending balance, December 31, 2012	$ 271
Additions not previously recognized	0
Ending balance, December 31, 2013	$ 271